NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,768,613	$ 1,102,108	$ 675,742	$ 317,304	$ 352,638	$ 284,846	$ 4,546,463	$ 954,788	$ 2,778,486	$ 1,428,835
Accumulated deficit	$ 232,639,452						232,639,452		170,403,189	167,624,703
Working capital									1,777,125	2,166,033
Net cash used in operating activities							$ 224,121	$ 105,089	$ 173,399	$ 223,597